Nature of Operations	6 Months Ended
Jun. 30, 2025
Nature of Operations [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Blue Gold Limited (the “Company”, “BGL”), a Cayman Islands exempted company limited by shares was formed for the purpose of becoming the ultimate parent company following the transactions contemplated in the business combination.

On December 5, 2023, Blue Gold Limited, Perception Capital Corp. IV, a Cayman Islands exempted company limited by shares formerly known as RCF Acquisition Corp. (“Perception”), and Blue Gold Holdings Limited, a private company limited by shares formed under the laws of England and Wales (“BGHL”), entered into a Business Combination Agreement (as it may be amended and/or restated from time to time, the “Business Combination Agreement”).

On June 25, 2025 (the “Closing Date”), Blue Gold Limited, consummated the previously announced business combination pursuant to the Second Amended and Restated Business Combination Agreement, dated as of June 12, 2024, and further amended on November 7, 2024, January 8, 2025, March 28, 2025, April 30, 2025, May 8, 2025 and June 10, 2025, by and among the Company, Perception and BGHL (as amended and restated, the “BCA”) (See Note 4).

Following the Business Combination, BGL’s Ordinary Shares and Warrants are traded on The Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “BGL” and “BGLWW”, respectively.

The Company has one wholly owned subsidiary; Blue Gold (Cayman) Limited (“BGCL”). BGCL has one wholly owned subsidiary; BGHL, an England and Wales private limited liability company, formed on November 9, 2023 to develop, finance, license, and operate gold mines in Ghana and elsewhere. BGHL has one subsidiary; Blue Gold Bogoso Prestea Ltd. (“BGBPL”), a company incorporated in Ghana on January 26, 2024.